Consolidated Balance Sheets (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 466,581	$ 893,183	$ 124,112
Accounts receivable, net of allowance for doubtful accounts of $10,332, $17,964 and 4,496 respectively	357,706	122,675	117,863
Other receivable	137,362	92,065	182,112
Inventories, net of inventory reserve of $225,518, $469,082 and $406,355, respectively	528,344	499,340	768,297
Advance to suppliers	64,626	75,256	22,314
Prepaid expenses and other current assets	9,680	5,321	4,459
Total current assets	1,564,299	1,687,840	1,219,157
Property and equipment, net	2,988	1,411
Long-term Investment		100,266
Restricted cash	200,055	199,847	199,895
Other assets	12,379	12,379	13,272
Total assets	1,779,721	2,001,743	1,432,324
Current Liabilities:
Accounts payable	37,094	79,566	174,816
Deferred compensation	527,413	501,613	823,313
Convertible debentures	80,000	489,000	1,309,000
Accrued expenses and other current liabilities	167,483	142,221	435,264
Total current liabilities	811,990	1,212,400	2,742,393
Convertible debentures - non-current	409,000
Total liabilities	1,220,990	1,212,400	2,742,393
Stockholders' Equity:
Preferred stock, $0.01 par value; authorized 5,000,000 shares, issued and outstanding 0 shares
Common stock, $0.01 par value; authorized 65,000,000, 65,000,000 and 30,000,000 shares, issued and outstanding 17,595,062, 17,595,062 and 15,927,562 shares	175,951	175,951	159,276
Additional paid-in capital	17,132,166	17,032,906	14,818,277
Accumulated other comprehensive loss	(3,623)	(2,568)	(190)
Accumulated deficit	(16,745,763)	(16,416,946)	(16,287,432)
Total stockholders' equity	558,731	789,343	(1,310,069)
Total liabilities and stockholders' equity	$ 1,779,721	$ 2,001,743	$ 1,432,324